Trade receivables	12 Months Ended
Dec. 31, 2025
Disclosure of trade receivables [abstract]
Trade receivables
15. Trade receivables
(USD millions)	2025	2024

Total gross trade receivables	8 989	7 481

Provisions for doubtful trade receivables	-52	-58

Total trade receivables	8 937	7 423

The following table shows the trade receivables that are not overdue as specified in the payment terms and conditions established with Novartis customers, as well as an analysis of overdue amounts and related provisions for doubtful trade receivables:
(USD millions)	2025	2024

Not overdue	8 564	7 138

Past due for not more than one month	99	134

Past due for more than one month but less than three months	130	95

Past due for more than three months but less than six months	85	37

Past due for more than six months but less than one year	45	24

Past due for more than one year	66	53

Provisions for doubtful trade receivables	-52	-58

Total trade receivables	8 937	7 423

Trade receivable balances represent amounts due from our customers, which are mainly drug wholesalers, retailers, private health systems, government agencies, managed care providers, pharmacy benefit managers and government-supported healthcare systems. In particular, the Company monitors the level of trade receivables in countries deemed to have an elevated credit risk. The Company considers macroeconomic environment, historical experience, and country and political risk, in addition to other relevant information when assessing risk. These risk factors are monitored regularly to determine any adjustments in risk classification. The majority of the past due trade receivables from elevated credit risk countries are due from local governments or from government-funded entities. Deteriorating credit and economic conditions as well as other factors in these elevated credit risk countries have resulted in, and may continue to result in, an increase in the average length of time that it takes to collect these trade receivables, and may require the Company to re-evaluate the expected credit loss amount of these trade receivables in future periods. At December 31, 2025, amounts past due for more than one year are not significant in elevated credit risk countries.
Total trade receivables are denominated in the following major currencies:
(USD millions)	2025	2024[1]

US dollar (USD)	4 335	3 698

Euro (EUR)	1 273	1 144

Japanese yen (JPY)	536	470

Russian ruble (RUB)	347	212

Chinese yuan (CNY)	290	172

British pound (GBP)	230	191

Brazilian real (BRL)	188	130

Swiss franc (CHF)	74	54

Canadian dollar (CAD)	62	50

Other currencies	1 602	1 302

Total trade receivables	8 937	7 423

[1] In 2025, Australian dollar (AUD) is no longer designated as a major currency. The 2024 trade receivables denominated in AUD have been reclassified to other currencies to conform with 2025 presentation.